BENEFITS TO EMPLOYEES - Conciliation of the liabilities of other retirement benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other post-employment benefit obligations
Amounts recognized in balance sheet and statement of income for the year
Current service cost	R$ 42,245	R$ 72,507
Net interest cost	436,183	381,672
Actuarial expense / (revenue) recognized in the year	478,428	454,179
Health and life insurance plans
Amounts recognized in balance sheet and statement of income for the year
Present value of actuarial obligations partially or totally hedged	255,180	245,457
Net Liabilities / (Assets)	255,180	245,457
Current service cost	757	5,214
Net interest cost	20,741	14,467
Actuarial expense / (revenue) recognized in the year	R$ 21,498	R$ 19,681